Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	NANO-X IMAGING LTD
Trading Symbol	NNOX
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	51,791,441
Amendment Flag	false
Entity Central Index Key	0001795251
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38024
Entity Address, Address Line One	Communication Center
Entity Address, City or Town	Neve Ilan
Entity Incorporation, State or Country Code	L3
Entity Address, Country	IL
Entity Address, Postal Zip Code	9085000
Title of 12(b) Security	Ordinary Shares, par value NIS 0.01 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Name	Kesselman & Kesselman C.P.A.s
Auditor Firm ID	1309
Auditor Location	Tel-Aviv, Israel
Business Contact
Document Information Line Items
Entity Address, Address Line One	Communication Center
Entity Address, City or Town	Neve Ilan
Entity Address, Country	IL
Entity Address, Postal Zip Code	9085000
Contact Personnel Name	Erez Meltzer
City Area Code	+972
Local Phone Number	02 544 5214